Note 4. Related Party Transactions and Officer Loan	6 Months Ended
Nov. 30, 2012
Notes
Note 4. Related Party Transactions and Officer Loan

Note 4.   Related Party Transactions and Officer Loan

The Company issued the President, Dennis Kjeldson, 2,866,698 common shares for cash of $14,333 on October 22, 2010.

The President of the Company, Dennis Kjeldison, advanced funds of $1,302 to the Company for filing fees. The loan is unsecured, carries no interest, has no terms of repayment or maturity date and is payable upon demand.